REVENUE, OTHER INCOME AND GAINS	12 Months Ended
Dec. 31, 2024
Disclosure of disaggregation of revenue from contracts with customers [abstract]
REVENUE, OTHER INCOME AND GAINS	REVENUE, OTHER INCOME AND GAINS
REVENUE

An analysis of revenue is as follows:

	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue
License revenue
License Revenue - Novartis	63,330	—	—
License Revenue - Janssen	75,074	35,160	50,000
License revenue - Total	138,404	35,160	50,000
Collaboration revenue	482,580	249,804	66,677
Other revenue	6,257	179	328
Total Revenue	627,241	285,143	117,005

An analysis of the timing of transfer of goods or services is as follows:

	2024	2023	2022
	US$’000	US$’000	US$’000
Revenue at a point in time	563,911	285,143	117,005
Revenue over time*	63,330	—	—
Total Revenue	627,241	285,143	117,005
*All revenue streams are recognized at a point in time except for License Revenue for Novartis which is recognized over time.

Janssen Agreement
The Company entered into the Janssen Agreement to develop and commercialize cilta-cel. The terms of the arrangement include: non-refundable upfront fees of $350.0 million and milestone payments for the achievement of specified manufacturing milestones, specified development milestones, specified regulatory milestones and specified net trade sales milestones of $125.0 million, $215.0 million, $800.0 million and $210.0 million, respectively.

Performance Obligations

The Janssen License revenue from the licensing of intellectual property represents a transaction with a customer and therefore is accounted for in accordance with IFRS 15. The Company identified one performance obligation:

• The transfer of a license of intellectual property, including a technology transfer service

The Company evaluated that the transfer of a license of intellectual property, including a technology transfer service, is a single performance obligation in the Janssen Agreement, which represents a right to use the Company's license as it exists at the point in time that the license is granted. The Company considers this performance obligation is distinct from other collaborative activities as the license has stand-alone value without the Company being further involved in the research and development or other collaborative activities.

Collaboration Revenue

	2024	2023	2022
	US$’000	US$’000	US$’000
Collaboration revenue	482,580	249,804	66,677

Collaboration revenue includes the Company's pro-rata share of collaboration net trade sales for which Janssen is the principal in the sale to the customers under Janssen Agreement. Collaboration revenue is recognized at the point in time when control of the goods is transferred by Janssen to the customer.

License Revenue - Janssen

	2024	2023	2022
	US$’000	US$’000	US$’000
License Revenue - Janssen	75,074	35,160	50,000

The Company recognized license revenue of $75.1 million for the year ended December 31, 2024 for milestones achieved under the Janssen Agreement. License revenue from the licensing of intellectual property is recognized at a point in time when the achievement of the milestones are no longer constrained (e.g. when the milestone event is highly probable of being achieved, and that it is highly probable a significant reversal of the cumulative revenue recognized for the IFRS 15 contract would not occur).

Transaction Price

The transaction price is fully allocated to the single performance obligation. The following table summarizes the composition of the cumulative total transaction price for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

The transfer of a license of intellectual property, including a technology transfer service
Upfront Payment	350,000	350,000
Milestones	410,000	335,000
Total	760,000	685,000

Fixed Consideration:

Upfront payment: Upfront payment is allocated to the single performance obligation in the Janssen Agreement. The upfront fees of $350.0 million were included in the transaction price upon contract inception in 2017 and were recognized when the single performance obligation to deliver the intellectual property, including a technology transfer service, was completed in 2018. The $350.0 million upfront fees were fully received by the Company in 2018.
Milestones: Certain milestone payments were allocated to the single performance obligation in the Janssen Agreement to deliver the license of intellectual property, including the technology transfer service. The initial two milestone payments of $50.0 million, in the aggregate, were included in the transaction price at contract inception in 2017 and were recognized when the single performance obligation was completed in 2018. Subsequently in 2019, an additional two milestone payments of $60.0 million, in the aggregate, were included in the transaction price when the milestones triggered by dosing of a specified number of patients in the CARTITUDE-1 clinical trial were achieved. In 2021, an additional milestone with a payment of $75.0 million was achieved relating to the clinical development of cilta-cel. In 2021, three additional milestone payments amounting to $65.0 million, in the aggregate, were achieved relating to the submission of a Marketing Authorization to the EMA, enrollment of a specified number of patients in the CARTITUDE-5 clinical trial and filing of a drug approval application for a product by the Ministry of Health, Labor and Welfare in Japan. In 2022, additional milestone payments of $50.0 million were achieved in connection with the submission of a NDA to Japan's Pharmaceuticals and Medical Devices Agency, the enrollment of a specified number of patients in the Company’s CARTITUDE-5 clinical trial and in connection with the receipt of a commercialization approval for cilta-cel in the U.S. In 2023, two additional milestone payments amounting to $35 million, in the aggregate, were achieved relating to the acceptance of a submission of a supplemental Biologics License Application ("BLA") to the FDA and the acceptance of a submission of a Type II variation application to the EMA. In 2024, two additional milestone payments amounting to $45 million and $30 million were achieved relating to the FDA's approval of CARVYKTI's label expansion to treat 2L+MM and a development milestone relating to dosing of the fifth patient in a registration study for the second original GDP indication, respectively.

Variable Consideration:

Future Milestone payments: As of December 31, 2024, pursuant to the Janssen Agreement, the remaining future contractual milestone payments potentially payable to the Company aggregated to $940.0 million for the achievement of various development, regulatory, manufacturing and net trade sales milestones. More specifically, the future contractual milestones consist of $125.0 million for the achievement of specified manufacturing milestones, $30.0 million for the achievement of specified development milestones, $575.0 million for the achievement of specified regulatory milestones and $210.0 million for the achievement of specified net trade sales milestones. The Company’s development plans and research progress might change from time to time, which would increase the uncertainties of achieving future contractual milestones. The Company does not believe $250.0 million of the remaining $940.0 million contractual milestone payments would be eligible to be received based on a subsequent change in development plan with the collaborator. Furthermore, the Company assessed that achievement of all the remaining contractual milestones is highly uncertain and the related milestone payments are not included in the transaction price. The milestone is achieved when the triggering event described in the agreement occurs.
Novartis License Agreement

On November 10, 2023, the Company, through its wholly owned subsidiary, Legend Biotech Ireland Limited, entered into a License Agreement with Novartis Pharma AG (the "Novartis License Agreement"). The Company granted
Novartis the worldwide rights to develop, manufacture and commercialize LB2102 and other potential chimeric antigen receptor T-cell (CAR-T) therapies selectively targeting DLL-3.

    The Novartis License Agreement was effective on December 28, 2023, with a $100 million receivable initially recorded, representing the Novartis non-refundable upfront payment received before December 31, 2024. Novartis has also agreed to pay up to $1.01 billion in milestone payments upon achievement of specified clinical, regulatory and commercial milestones, as well as tiered royalties on net sales.

The Company determined that any milestone payments will be recognized when the milestone is achieved as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price. The Company determined that any sales-based royalties will be recognized when the related sales occur as they were determined to relate predominately to the license granted and therefore have been excluded from the transaction price.

Under the Novartis License Agreement, the Company will conduct the Legend Phase 1 Trial and Novartis will conduct all other development, manufacture and commercialization for the licensed product(s).

Performance Obligations

The Novartis License Agreement represents a transaction with a customer and therefore is accounted for in accordance with IFRS 15. The Company has concluded that there are two distinct performance obligations.

• Performance Obligation 1 (PO1) - A combined performance obligation that includes Licensing of intellectual property and performing Legend Phase 1 clinical trial for LB2102 in the US.

The Company evaluated that the license (inclusive of know-how) and the delivery of final Documents which includes performing a Phase 1 clinical trial in the United States for LB2102 (the “Legend Phase 1 Trial”), is a single performance obligation in the the Novartis License Agreement, which represents a right to use the Company’s license over time after the license is granted and the Legend Phase 1 Trial is ongoing. Revenue from licenses is recognized when the value of the right to use of the license is transferred to the customer which occurs over time during the Phase 1 trial.

• Performance Obligation 2 (PO2) - Supply of materials

The supply of certain materials (supply of Lentivirus/other materials) are distinct and represent a second performance obligation.

License Revenue - Novartis

	2024	2023	2022
	US$’000	US$’000	US$’000
License Revenue - Novartis	63,330	—	—

The Company recognized license revenue under the Novartis License Agreement of $63.3 million for the year ended December 31, 2024 due to progress toward the satisfaction of the performance obligation satisfied over time. The Company recognizes revenue for licensing of intellectual property and completion of Legend Phase 1 Trial over time using the percentage of completion method using the input method (costs). The model used is based on budgeted R&D costs during the Legend Phase 1 Trial.

The $63.3 million recognized for the year ended December 31, 2024 was fully included in the contract liabilities at the beginning of the fiscal year.

Other Revenue

	2024	2023	2022
	US$’000	US$’000	US$’000
Other revenue	6,257	179	328
Other revenue primarily includes supply of materials of $5.9 million by the Company to Novartis under the terms of the Novartis License Agreement. This revenue is recognized at the point in time when control of the materials are transferred to Novartis.

Contract balances

The Company recognizes revenue over time for the Legend Phase 1 Trial as discussed in Performance Obligation 1, with payments received based on pre-determined milestones. These milestones are intended to align with the Legend Phase 1 trial's progress but do not contractually match the timing of performance obligations.

Performance obligations are satisfied over the course of the Legend Phase 1 Trial. Payments are received at key milestones for patient dosing, leading to timing differences. Due to these timing differences, the Company records contract liabilities for payments received in advance.

During the year ended December 31, 2024, the Company experienced significant changes in contract liability balances due to the progression of the Legend Phase 1 Trial and the timing of milestone payments.

Contract liabilities decreased as the Company satisfied performance obligations and recognized $63.3 million as revenue for payments was received in advance. The net decrease of Contract liabilities was offset by an increase of $7.5 million and $6.0 million due to the achievement of milestones 1 and 2, respectively.

The following table shows the deferred revenue which is included in contract liabilities for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000
Contract liabilities (Current)	46,874	53,010
Contract liabilities (Non Current)	—	47,962
Total	46,874	100,972

Transaction Price

The following table summarizes the composition of the total transaction price for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

PO1: Licensing of intellectual property and performing Legend Phase 1 trial
Upfront Payment	100,000	100,000
Actual incurred reimbursable development costs	20,390	7,404
Highly probable reimbursable development costs	11,430	13,306
PO1: Total	131,820	120,710

PO2: Supply of materials	6,236	4,600
Total	138,056	125,310

The transaction price is allocated to the two performance obligations (PO1) $131.8 million and (PO2) $6.2 million, respectively. The Company re-evaluates the transaction price including the variable consideration constraints at the end of each reporting period. The difference between the $131.8 million transaction price and the $126.6 million fixed consideration is the variable consideration of $11.4 million that is included in the transaction price.

PO1 Fixed Consideration: In accordance with the Novartis License Agreement, the Company received a $100.0 million up-front payment from Novartis upon the Novartis License Agreement becoming effective. The Company determined this upfront payment represents fixed consideration to be included in the transaction price in accordance with IFRS 15 as the payment is non-refundable and represents consideration in exchange for the Company providing Novartis delivery of the license (inclusive of know-how). Additionally, Novartis has agreed to reimburse the Company for development costs incurred or paid by the Company prior to, on or after the effective date of the agreement and until the completion of the Legend Phase 1 Trial in the amount of up to $33.5 million. As such, Legend Phase 1 actual costs incurred to date of $20.4 million will be reimbursed by Novartis and therefore the related reimbursements became fixed and are included in the transaction price.

PO1 Variable Consideration: As noted above Novartis has agreed to reimburse the Company for development costs incurred or paid by the Company prior to, on or after the effective date of the agreement and until the completion of the Legend Phase 1 Trial in the amount of up to $33.5 million. Given it is contractually agreed upon, the Company includes, as variable consideration, the expected amount it will be reimbursed by Novartis for the Legend Phase 1 Trial. The Company concluded that the development costs that are highly probable of being achieved should be included in the transaction price. Therefore, the Company has included the estimate of cost reimbursement for the R&D in the transaction price for the estimated expenses through the end of 2025; totaling $11.4 million. The remaining R&D costs of $1.6 million are constrained as of December 31, 2024 as we concluded that they aren’t highly probable that a significant reversal in the cumulative amount of revenue recognized would not occur.

PO2 Fixed Consideration: Given supply is contractually agreed upon for the existing materials and clearly laid out for new materials it is highly probable that a significant reversal in the amount of cumulative revenue recognized will not occur. As such the supply of materials cost included in the transaction price is $6.2 million. There is no variable consideration for PO2.

The following table summarizes the allocation of the total transaction price to the identified performance obligations under the arrangement, and the amount of the transaction price unsatisfied for the periods presented:

	December 31, 2024	December 31, 2023
	US$’000	US$’000

PO1: Licensing of intellectual property and completion of Legend Phase 1 trial	68,490	120,710
PO2: Supply of materials	299	4,600
Total	68,789	125,310
Remaining unsatisfied performance obligation	68,789	125,310

The entity expects to recognize as revenue the remaining unsatisfied performance obligation for PO1 during the following time bands :

	2024	2023
	US$’000	US$’000
Amounts expected to be recognized as revenue:
PO1: Licensing of intellectual property and completion of Legend Phase 1 trial
Within 1 year	56,292	63,360
1 - 2 years	12,198	37,920
2 - 3 Years		12,490
3 - 4 years	—	6,940
After 4 years	—	—
Total	68,490	120,710

The transaction price for the period presented is allocated to the remaining performance obligations which are expected to be recognized as revenue relate to Novartis License Agreement, of which the performance obligations are to be satisfied until the completion of Legend Phase 1 trial for LB2102, which is estimated to be 3 years. As part of the Novartis License Agreement, the Company allocated the transaction price to performance obligations based on the estimated stand-alone selling prices of promised goods or services and specifically the residual approach for this performance obligation. The amounts disclosed above do not include variable consideration which is constrained. The Company re-evaluates the transaction price at the end of each reporting period.
The Company expects to recognize as revenue the remaining unsatisfied performance obligation for PO2 (supply of materials) within 1 year.
OTHER INCOME AND GAINS

The following table summarizes the Total other income and gains:

	2024	2023	2022
	US$’000	US$’000	US$’000
Other income and gains
Other income:
Finance income	61,204	54,487	8,182
Government grants	1,905	2,731	2,434
Other	601	245	88
Total income	63,710	57,463	10,704

Gains:
Foreign currency exchange gain, net	109,346	—	—
Fair value gains on financial assets measured at fair value change through profit or loss	—	663	603
Other	37	—	742
Total gains	109,383	663	1,345
Total other income and gains	173,093	58,126	12,049

Government grants represent subsidies received from local government authorities to support the Company’s business. There were no unfulfilled conditions and other contingencies attached to these government grants.

The Finance Income is comprised mainly of interest income earned on various banking accounts and time deposits. The foreign currency exchange gain, net is comprised mainly of the unrealized foreign exchange gain that was primarily related to changes in the intercompany loan balances and cash balances as a result of exchange rate changes between USD and EURO.